Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS - OPERATING ACTIVITIES:
Loss for the period	$ (1,581)	$ (5,328)	$ (9,648)	$ (11,092)	$ (11,017)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	56	65	120	239	250
Impairment and closure net loss on Rotem 1 project				235	82
Loss from write-down of production line				704	311
Gain on sale of equipment			(35)
Non-cash interest and exchange rate differences, net	(25)	(45)	(94)	(560)	54
Fair value adjustment of warrants’ liability	(4,114)
Warrants issuance costs	473
Share-based compensation	915	1,409	1,781	1,470	236
Other	233			30
Changes in operating assets and liabilities:
Decrease (increase) in prepaid expenses and receivables	187	(353)	456	(610)	(98)
Decrease (increase) in inventory	(18)	301	295	(892)	621
Increase (decrease) in trade payables	(149)	331	81	(169)	164
Increase in other payables and deferred revenue	159	40	122	(1,049)	895
Net cash used in operating activities	(3,864)	(3,580)	(6,922)	(11,694)	(8,502)
CASH FLOWS - INVESTING ACTIVITIES:
Purchase of equipment	(26)	(7)	(33)	(39)	(47)
Sale of equipment			43
Installation of a production facility	(225)	(2,090)	(2,621)	(1,426)	(193)
Restricted deposit withdrawn	4	3		94	(8)
Other		2	2	(33)
Net cash used in investing activities	(247)	(2,092)	(2,609)	(1,404)	(248)
CASH FLOWS - FINANCING ACTIVITIES:
Proceeds from issuance of shares and prefunded warrants	5,651	6,087
Fund raising and issuance costs	(856)	(49)
Proceeds from issuance of warrants’ liability	3,176		6,258	7,174	15,677
Exercise of options and warrants	3		104		20
Loan received from EIB				4,031
Repayment of bank loan				(5)	(16)
Repayment of shareholders’ loan					(949)
Net cash provided by financing activities	7,974	6,038	6,362	11,200	14,732
NET INCREASE IN CASH AND CASH EQUIVALENTS AND RESTRICTED DEPOSITS	3,863	366	(3,169)	(1,898)	5,982
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS AND RESTRICTED DEPOSITTS	(81)	(134)	(156)	113	18
CASH AND CASH EQUIVALENTS AND RESTRICTED DEPOSITS - BEGINNING OF PERIOD	3,217	6,542	6,542	8,327	2,327
CASH AND CASH EQUIVALENTS AND RESTRICTED DEPOSITS - END OF PERIOD	6,999	6,774	3,217	6,542	8,327
Investing and financing activities not involving cash flows
Recognition of operating lease liability and right-of-use asset		144	199	2,266
Borrowing costs capitalized	53	72	175	20
Reclassification of warrants from liabilities to equity	700		516	74
Conversion of unpaid salary to Ordinary Shares and warrants		228	228
Reclassification of warrants from equity to liabilities	1,649
Change in terms of warrants			92
Cash paid during the year for -
Interest (net of amounts capitalized)			113
C. Reconciliation of cash and cash equivalents, and restricted DEPOSITS reported in the statement of financial position
Cash and cash equivalents	6,966	6,740	3,183	6,508	8,280
Restricted bank deposits	33	34	34	34	47
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 6,999	$ 6,774	$ 3,217	$ 6,542	$ 8,327